CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Parent	AOCI Attributable to Parent	Noncontrolling Interest	Common Stock Common Class A	Common Stock Common Class V	Additional Paid-in Capital	Retained Earnings	Common Class A	Common Class V	Total
Beginning balance at Dec. 31, 2017	$ (79,310)		$ (12,251)							$ (91,561)
Net (loss) income	(30,500)		2,856							(27,644)
Distributions to members and noncontrolling interest	(10,161)		(1,950)							(12,111)
Ending balance at Dec. 30, 2018	(119,971)		(11,345)							(131,316)
Net (loss) income	(16,172)		2,808							(13,364)
Distributions to members and noncontrolling interest	(11,461)		(2,527)							(13,988)
Other comprehensive income		$ 1,408								1,408
Contributions from members and noncontrolling interest	120,158		3,750							123,908
Ending balance at Dec. 29, 2019	(27,446)	1,408	(7,314)							(33,352)
Net (loss) income	3,420									3,420
Distributions to members and noncontrolling interest	(6,415)									(6,415)
Other comprehensive income		(7,463)								(7,463)
Merger of noncontrolling interest	(7,314)		7,314
Ending balance at Aug. 28, 2020	(37,755)	(6,055)	0							(43,810)
Beginning balance at Dec. 29, 2019	(27,446)	1,408	(7,314)							$ (33,352)
Conversion of warrants (in shares)										10,825,664
Ending balance (in shares) at Jan. 03, 2021				71,094,714	60,349,000
Ending balance at Jan. 03, 2021	602,265	924	920,249	$ 7	$ 6	$ 623,729	$ (22,401)			$ 1,522,514
Beginning balance at Aug. 28, 2020	(37,755)	(6,055)	0							(43,810)
Net (loss) income										(16,050)
Ending balance (in shares) at Jan. 03, 2021				71,094,714	60,349,000
Ending balance at Jan. 03, 2021	602,265	924	920,249	$ 7	$ 6	623,729	(22,401)			1,522,514
Beginning balance (in shares) at Aug. 29, 2020				57,369,050	57,765,978
Beginning balance at Aug. 29, 2020	470,889	0	950,768	$ 6	$ 6	477,970	(7,093)			1,421,657
Net (loss) income	(8,079)		(7,971)				(8,079)			(16,050)
Distributions to members and noncontrolling interest			(9,565)							(9,565)
Other comprehensive income	924	924								924
Conversion of Restricted Sponsor Shares (in shares)				2,000,000
Conversion of Continuing Members' Retained Restricted Units (in shares)					3,483,022
Conversion of warrants (in shares)				10,825,664
Conversion of warrants	124,495			$ 1		124,494				124,495
Share-based compensation	6,790					6,790				6,790
Exchange (in shares)								900,000	(900,000)
Exchange	13,724		(13,724)			13,724
Tax impact arising from exchanges and conversion of warrants, net of valuation allowance of $45,993	751		741			751				1,492
Dividends	(7,229)						(7,229)			(7,229)
Ending balance (in shares) at Jan. 03, 2021				71,094,714	60,349,000
Ending balance at Jan. 03, 2021	$ 602,265	$ 924	$ 920,249	$ 7	$ 6	$ 623,729	$ (22,401)			$ 1,522,514